Subsequent events (Details) - shares	2 Months Ended	12 Months Ended
	Mar. 06, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Number of shares issued from options exercised		1,093,428	39
Class A Common Stock | Subsequent Event
Subsequent Event [Line Items]
Number of shares issued from options exercised	61,914